Equity (Statutory Equity & Income and Dividend Restrictions - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statutory Accounting Practices [Line Items]
Payments of Dividends	$ 0	$ 556	$ 699
Minimum
Statutory Accounting Practices [Line Items]
Description of Regulatory Capital Requirements under Insurance Regulations	in excess of 400%
Brighthouse Reinsurance Company of Delaware [Member]
Statutory Accounting Practices [Line Items]
Payments of Dividends	$ 535
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	972	2,600
Statutory Accounting Practices, Statutory Net Income Amount	(1,600)
Brighthouse Life Insurance Company [Member]
Statutory Accounting Practices [Line Items]
Payments of Dividends	0	261
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	5,594	4,374
Statutory Accounting Practices, Statutory Net Income Amount	(425)	1,186	(1,022)
New England Life Insurance Company [Member]
Statutory Accounting Practices [Line Items]
Payments of Dividends	106	295
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	483	455
Statutory Accounting Practices, Statutory Net Income Amount	$ 68	$ 109	$ 157